5. DEBT (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term borrowings are summarized as follows
Kinergy operating line of credit	$ 20,558,000	$ 19,711,000	$ 20,432,000
Senior unsecured notes	20,313,000
Subordinated convertible notes	6,000,000
Plant Owner's term debt	57,097,000	54,821,000	51,279,000
Plant Owner's operating line of credit	46,500,000	46,000,000	21,978,000
Note payable to related party	750,000	750,000	750,000
Total debt	151,218,000	121,282,000	94,439,000
Less: Parent purchased Plant Owners' term debt	(24,174,000)
Less: Unamortized discount on senior unsecured notes	(2,432,000)
Less: Unamortized discount on convertible notes	(2,283,000)
Long-term Debt, current and non-current	122,329,000	121,282,000	94,439,000
Less short-term portion	(8,496,000)	(4,029,000)	(750,000)
Long-term debt	$ 113,833,000	$ 117,253,000	$ 93,689,000